Condensed consolidated statement of changes in equity - USD ($) $ in Thousands		Total		Share capital	Share premium	Translation reserve	Hedging reserve	Treasury shares	Retained earnings	Adjustment on initial application of IFRS 15 (net of tax)	Adjustment on initial application of IFRS 15 (net of tax) Retained earnings	Adjustment on initial application of IFRS 9 (net of tax)	Adjustment on initial application of IFRS 9 (net of tax) Retained earnings
Adjustment on initial application										$ (1,729)	$ (1,729)	$ (16)	$ (16)
Beginning balance adjusted	[1]	$ 1,844,615		$ 173,046	$ 1,215,227	$ 568	$ 0	$ (16,102)	$ 471,876
Beginning balance at Dec. 31, 2017		1,846,360		173,046	1,215,227	568	0	(16,102)	473,621
Profit (loss) for the period		(51,602)	[2]						(51,602)
Total other comprehensive income (Note 13)		(405)	[2]			(44)	(201)		(160)
Total comprehensive (loss) / income for the period		(52,007)	[2]			(44)	(201)		(51,762)
Transactions with owners of the company
Issue of ordinary shares related to business combinations		553,424		66,102	487,322
Dividends to equity holders (Note 13)		(9,489)							(9,489)
Equity-settled share-based payment		37							37
Total transactions with owners		543,972		66,102	487,322				(9,452)
Ending balance at Jun. 30, 2018		2,336,580		239,148	1,702,549	524	(201)	(16,102)	410,662
Beginning balance at Dec. 31, 2018	[2]	2,260,523		239,148	1,702,549	411	(2,698)	(14,651)	335,764
Profit (loss) for the period		(19,030)							(19,030)
Total other comprehensive income (Note 13)		(6,162)				(35)	(5,093)		(1,034)
Total comprehensive (loss) / income for the period		(25,192)				(35)	(5,093)		(20,064)
Transactions with owners of the company
Dividends to equity holders (Note 13)		(12,999)							(12,999)
Treasury shares acquired (Note 13)		(26,995)						(26,995)
Total transactions with owners		(39,994)		0	0			(26,995)	(12,999)
Ending balance at Jun. 30, 2019		$ 2,195,337		$ 239,148	$ 1,702,549	$ 376	$ (7,791)	$ (41,646)	$ 302,701

[1]	The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated but the opening balance of 2018 has been adjusted following the application of IFRS 15 on Revenue Recognition and IFRS 9 on Financial Instruments.
[2]	The Group has initially applied IFRS 16 at January 1, 2019, using the modified retrospective approach. Under this approach, comparative information is not restated.